Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,606,031	¥ 1,567,367
Expected future policy benefits and expenses - Undiscounted	2,741,666	2,621,312
Expected future gross premiums - Discounted	1,296,237	1,297,608
Expected future policy benefits and expenses - Discounted	1,350,449	1,370,583
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,234,406	2,293,632
Expected future policy benefits and expenses - Undiscounted	2,632,828	2,637,437
Expected future gross premiums - Discounted	1,607,992	1,713,873
Expected future policy benefits and expenses - Discounted	1,269,372	1,344,482
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	540,604	583,537
Expected future policy benefits and expenses - Undiscounted	1,330,038	1,340,021
Expected future gross premiums - Discounted	431,026	478,421
Expected future policy benefits and expenses - Discounted	¥ 459,190	¥ 495,324